Other assets (Details) - SEK SEK in Millions	Dec. 31, 2017	Dec. 31, 2016
Other assets
Claim against the State for CIRR loans and concessionary loans	SEK 3,309	SEK 3,267
Cash receivables, funding operations	198	837
Other	49	63
Total	SEK 3,556	SEK 4,167